Construction Services Noncontrolling Interests - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Oct. 31, 2014	Dec. 31, 2016
Principal Previous Owners [Member] | Link-Line and WS Nicholls [Member]
Noncontrolling Interest [Line Items]
Equity interest percentage	10.00%
Description of equity interest		Associated with the agreement reached in conjunction with the acquisition of the Canadian construction businesses in October 2014, the previous owners of the acquired companies initially retained an approximate 10% equity interest in the Canadian-specific businesses, and special dividend rights which entitled the sellers, as holders, to dividends equal to 3.4% of dividends paid at the level of Centuri, and subject to certain conditions, such interests could become exchangeable for a 3.4% equity interest in Centuri. In consideration of the underlying exchange rights of the original agreement, earnings attribution by Centuri to the previous owners also occurred in an amount equivalent to 3.4% of Centuri earnings since October 2014. During the third quarter of 2015, the sellers formally exercised their exchange rights under the terms of the original agreement. No new rights were conveyed to the noncontrolling parties as a result of the exchange and no new consideration was involved. The previous owners are currently eligible to exit their investment retained by requiring the purchase of a portion of their interest and in incremental amounts annually. The shares subject to the election cumulate (if earlier elections are not made) such that 100% of their interest retained is subject to the election beginning in July 2022.
Equity interest dividend rights, percentage of dividends paid by Centuri	3.40%
Principal Previous Owners [Member] | Link-Line and WS Nicholls [Member] | Construction Services [Member]
Noncontrolling Interest [Line Items]
Equity interest exchangeable percentage in Centuri	3.40%
Percentage of earnings attribution by Centuri to previous owners	3.40%
Principal Previous Owners [Member] | Link-Line and WS Nicholls [Member] | Construction Services [Member] | Maximum [Member]
Noncontrolling Interest [Line Items]
Percentage of retained interest may elect to sell to centuri		100.00%
IntelliChoice Energy, LLC [Member]
Noncontrolling Interest [Line Items]
Subsidiaries holding interest percentage		65.00%